SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cost Of Revenue
Salaries and benefits			$ 494,063	$ 565,206
Subcontractors			56,167	136,690
Software and other			25,481	28,265
Depreciation			1,244	891
Cost of revenue	$ 203,747	$ 193,396	$ 576,955	$ 731,052